Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 25,502	$ 33,989	$ (2,903)
Other comprehensive income (loss):
Reclassification adjustment for loss on derivative instruments realized in net income			(3,000)
Total other comprehensive income (loss)	49,859	1,868	(56,568)
Total comprehensive income (loss)	75,361	35,857	(59,471)
Joint Venture
Net income (loss)			9,135
Other comprehensive income (loss):
Unrecognized gain (loss) on derivative instruments			720
Reclassification adjustment for loss on derivative instruments realized in net income			2,996
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total			3,716
Total other comprehensive income (loss)			3,716
All Other
Net income (loss)			(12,038)
Other comprehensive income (loss):
Unrecognized gain (loss) on derivative instruments	2,139	(22,551)	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	47,720	24,419	1,802
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	49,859	1,868	(60,284)
Total other comprehensive income (loss)			$ (60,284)